Stockholders' Equity - Summary of Net Income Attributable to and Transfers from Noncontrolling Interest (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Net income (loss) attributable to MGM Resorts International	$ 1,387,413	$ 148,363	$ 209,864	$ 206,412	$ 25,629	$ 530,125	$ 475,591	$ 69,063	$ 1,952,052	$ 1,100,408	$ (445,515)
Transfers from/(to) to noncontrolling interest:
Other									(2,889)	0
Net transfers from/(to) noncontrolling interest									19,752	(214,353)
Change from net income attributable to MGM Resorts International and transfers to noncontrolling interest									1,971,804	886,055
MGM National Harbor Transaction [Member]
Transfers from/(to) to noncontrolling interest:
Net transfers from/(to) noncontrolling interest									(12,497)	0
MGM Growth Properties LLC [Member]
Transfers from/(to) to noncontrolling interest:
Net transfers from/(to) noncontrolling interest									0	(150,414)
MGP Class A share issuance										1,183,838
MGM Growth Properties LLC [Member] | Class A shares [Member]
Transfers from/(to) to noncontrolling interest:
MGP Class A share issuance									35,138	0
MGM China [Member]
Transfers from/(to) to noncontrolling interest:
Net transfers from/(to) noncontrolling interest									0	(45,554)
Borgata [Member]
Transfers from/(to) to noncontrolling interest:
Net transfers from/(to) noncontrolling interest									$ 0	$ (18,385)